Annual Total Returns - BlackRock Cash Funds: Treasury (Institutional) [BarChart] - Institutional - BlackRock Cash Funds: Treasury - Institutional Shares For Participants	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	0.79%
Annual Return 2018	1.76%
Annual Return 2019	2.12%
Annual Return 2020	0.41%